GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill at beginning of period	$ 11,484,251	$ 11,484,251	$ 11,484,251
Impairment
Goodwill at end of period	$ 11,484,251	$ 11,484,251	$ 11,484,251